GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL [Abstract]
Goodwill deemed to be impaired	$ 0	$ 0	$ 64,505,000
Goodwill deemed to be impaired from Discontinued Operations			8,700,000
Total amount of goodwill impairment recorded	$ 0	$ 0	$ 55,808,000